UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22180

Meyers Capital Investments Trust

(Exact Name of Registrant as Specified in Charter)

2695 Sandover Road

Columbus, OH 43220

(Address of Principal Executive Offices)(Zip Code)

Frank B. Meyers

2695 Sandover Road

Columbus, OH 43220

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Registrant’s Telephone Number, including Area Code:  (614) 442-0384

Date of fiscal year end: May 31

Date of reporting period: February 28, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Meyers Capital Aggressive Growth Fund
	Schedule of Investments
	February 28, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 92.54%

Air Transportation, Scheduled - 5.05%
2,000	Alaska Air Group, Inc.	$ 127,300
2,000	JetBlue Airways Corp. *	34,380
		161,680
Computer Peripheral Equipment - 2.22%
500	Palo Alto Networks, Inc. *	71,110

Deep Sea Foreign Transportation - 0.86%
1,500	Navigator Holdings, Ltd. *	27,615

Electromedical & Electrotherapy Apparatus - 0.52%
500	Zeltiq Aesthetics, Inc. *	16,685

Electronic Components & Accessories - 0.54%
500	Universal Display Corp. *	17,195

Electronic Computers - 3.14%
2,500	Super Micro Computer, Inc. *	100,450

Engines & Turbines - 0.85%
500	Brunswick Corp.	27,120

Fire, Marine & Casualty Insurance - 1.58%
2,067	United Insurance Holdings Corp.	50,455

Food & Kindred Products - 6.79%
20,980	Amira Natural Foods, Inc. *	217,353

Footwear - 6.60%
3,100	Sketchers USA, Inc. Class-A *.	211,234

General Industrial Machinery & Equipment - 1.42%
500	Zebra Technologies Corp. *	45,525

Instruments For Measuring & Testing of Electricity & Electrical Signals - 0.44%
500	Allied Motion Technologies, Inc.	13,930

Insurance Agents, Brokers & Services - 1.28%
3,036	Patriot National, Inc. *	41,016

Investment Advice - 0.87%
1,200	Hennessy Advisors, Inc.	27,840

Laboratory Analytical Instruments - 1.22%
200	Illumina, Inc. *	39,092

Metal Forgings & Stampings - 2.33%
6,000	Shiloh Industries, Inc. *	74,460

Miscellaneous Chemical Product - 0.80%
1,500	Floteck Industries, Inc. *	25,620

Oil & Gas Field Machinery & Equipment - 0.38%
4,000	Superior Drilling Products, Inc. *	12,040

Pharmaceutical Preparations - 12.86%
2,500	Akorn, Inc. *	134,525
1,000	Horizon Pharma, Plc. *	20,530
3,000	Lannett Co., Inc. *	187,200
4,500	Sucampo Pharmaceutical, Inc. *	69,210
		411,465
Plastics Foam Products - 1.27%
1,500	Advanced Drainage Systems, Inc.	40,725

Railroad Equipment - 5.51%
3,000	Greenbrier Companies, Inc.	176,310

Retail-Auto & Home Supply Stores - 0.40%
500	Marine Max, Inc. *	12,675

Retail-Eating Places - 0.90%
350	Habit Restaurants, Inc. *	11,494
500	Zoe's Kitchen, Inc. *	17,155
		28,649
Retail-Grocery Stores - 0.38%
800	Smart & Final Stores, Inc. *	12,048

Semiconductors & Related Devices - 13.01%
2,500	Ambarella, Inc. *	143,475
15,100	Applied Optoelectronics, Inc. *	188,448
1,500	Inphi Corp. *	27,960
3,500	Tower Semiconductor, Ltd. *	56,315
		416,198
Services-Business Services, NEC - 1.82%
1,600	Trinet Group, Inc. *	58,144

Services-Commercial Physical & Biological Research - 1.35%
500	INC Research Holdings, Inc. *	14,965
300	Intrexon Corp. *	12,318
500	PRA Health Sciences, Inc. *	15,760
		43,043
Services-Computer Integrated Systems Design - 0.80%
1,000	Vasco Data Security International, Inc. *	25,620

Services-Computer Programming Services - 0.81%
300	Synaptics, Inc. *	25,785

Services-Computer Programming, Data Processing, Etc. - 0.78%
500	Rackspace Hosting, Inc. *	24,835

Services-Equipment Rental & Leasing, NEC - 2.78%
2,000	AerCap Holdings N.V. *	89,000

Services-Prepackaged Software - 9.26%
300	Box, Inc. *	5,598
4,500	Endurance International Group, Inc. *	83,790
1,000	Fleetmatics Group, Plc. *	41,210
1,300	Paycom Software, Inc. *	41,444
500	Tableau Software, Inc. *	47,005
2,500	Veeva Systems, Inc. *	77,175
		296,222
Surgical & Medical Instruments - 0.29%
150	Abiomed, Inc. *	9,119

Transportation Services - 2.07%
1,500	XPO Logistics, Inc. *	66,225

Wholesale-Durable Goods - 1.38%
1,500	HD Supply Holdings, Inc. *	44,258

TOTAL FOR COMMON STOCKS (Cost $2,652,579) - 92.54%		$ 2,960,741

LIMITED PARTNERSHIPS - 3.39%
1,500	Hi-Crush Partners L.P.	54,585
1,000	Emerge Energy Services L.P.	54,000

TOTAL FOR LIMITED PARTNERSHIPS (Cost $112,797) - 3.39%		$ 108,585

SHORT TERM INVESTMENTS - 3.19%
102,013	Huntington Money Market Fund IV 0.04% ** (Cost $102,013)	102,013

TOTAL INVESTMENTS (Cost $2,867,389) - 99.12%		$ 3,171,339

OTHER ASSETS LESS LIABILITIES - 0.88%		28,016

NET ASSETS - 100.00%		$ 3,199,355

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at February 28, 2015

NOTES TO FINANCIAL STATEMENTS
Meyers Capital Aggressive Growth Fund
1. SECURITY TRANSACTIONS
At February 28, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,867,389 amounted to $303,949, which consisted of aggregate gross unrealized appreciation of
$351,043 and aggregate gross unrealized depreciation of $47,094.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of February 28, 2015:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$2,960,741	$0	$0	$2,960,741
Limited Partnership	$108,585	$0	$0	$108,585
Cash Equivalents	$102,013	$0	$0	$102,013
Total	$3,171,339	$0	$0	$3,171,339

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meyers Capital Investments Trust

By /s/Frank B. Meyers

     Frank B. Meyers

     President and Treasurer

Date April 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Frank B. Meyers

     Frank B. Meyers

     President and Treasurer

Date April 24, 2015